Average Annual Total Returns		12 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	59 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.55%		22.37%
Performance Inception Date	May 10, 2022
Gabelli Financial Services Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%		20.74%
Gabelli Financial Services Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.11%		17.14%
Gabelli Financial Services Opportunities ETF | S&P 500 Financials Index
Prospectus [Line Items]
Average Annual Return, Percent		15.02%		16.49%
Gabelli Financial Services Opportunities ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		17.65%
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.13%					7.37%
Performance Inception Date	Feb. 12, 2021
Gabelli Growth Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.93%					7.34%
Gabelli Growth Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.74%					5.78%
Gabelli Growth Innovators ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%					13.72%
Gabelli Growth Innovators ETF | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.14%					11.73%
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.30%				7.57%
Performance Inception Date	Jan. 29, 2021
Gabelli Love Our Planet & People ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.89%				6.90%
Gabelli Love Our Planet & People ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.20%				5.63%
Gabelli Love Our Planet & People ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.56%
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.78%			7.24%
Performance Inception Date	Jan. 03, 2022
Gabelli Global Technology Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.27%			6.87%
Gabelli Global Technology Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.71%			5.46%
Gabelli Global Technology Leaders ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			11.53%
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent		39.34%	24.89%
Performance Inception Date	Jan. 03, 2023
Gabelli Commercial Aerospace and Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.44%	24.24%
Gabelli Commercial Aerospace and Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.53%	19.60%
Gabelli Commercial Aerospace and Defense ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.24%